CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Mar. 31, 2022	Jun. 30, 2021
Current Assets:
Cash and cash equivalents	$ 831,585	$ 861,650
Accounts receivable, net of allowance for doubtful accounts of $253,633 at March 31, 2022 and $251,383 at June 30, 2021	3,347,692	1,878,755
Inventories	2,965,220	1,885,395
Prepaid expenses	318,551	150,635
Total current assets	7,463,048	4,776,435
Fixed Assets:
Machinery and equipment	3,196,585	3,084,511
Leasehold improvements	812,283	792,723
Furniture and fixtures	216,810	178,640
Total Fixed Assets	4,225,678	4,055,874
Less: Accumulated depreciation and amortization	3,599,491	3,461,622
Net fixed assets	626,187	594,252
Operating lease right-to-use asset	140,607	61,247
Patents, net	212,952	141,702
Goodwill	8,824,210	687,664
TOTAL ASSETS	17,267,004	6,261,300
Current Liabilities:
Current portion of capital lease obligation	40,102	38,347
Current maturities of long-term debt	367,714	0
Accounts payable	2,538,040	1,205,149
Customer advances	1,018,275	450,084
Accrued compensation and other	862,496	589,616
Operating lease liability	45,405	61,247
Total current liabilities	5,770,887	2,511,110
Capital lease obligation, net of current portion	122,096	152,397
Long-term debt, net of current maturities	2,053,070	0
Operating lease liability, net of current portion	95,202	0
Stockholders’ Equity:
Common stock, $0.01 par value: 50,000,000 shares authorized; issued and outstanding 16,887,840 shares at March 31, 2022 and 13,282,476 at June 30, 2021	168,878	132,825
Additional paid-in capital	56,723,154	50,464,280
Accumulated deficit	(48,363,691)	(47,165,978)
Total stockholders’ equity	8,528,341	3,431,127
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 17,267,004	$ 6,261,300